Income and mining taxes - Income tax recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME AND MINING TAXES [Abstract]
Earnings (loss) before taxes	$ (65.4)	$ 160.3
Canadian federal and provincial income tax rates	25.80%	25.80%
Income tax expense (recovery) based on above rates	$ (16.9)	$ 41.4
INCREASE (DECREASE) DUE TO
Permanent differences	4.6	(19.9)
Different statutory tax rates on earnings of foreign subsidiaries	0.2	(0.3)
Foreign exchange on non-monetary assets and liabilities	(1.6)	(0.5)
Other foreign exchange differences	20.8	(32.8)
Prior years’ adjustments relating to tax provision and tax returns	0.1	1.9
Canadian mining tax	(1.3)	16.7
Change in unrecognized deferred tax assets	(7.1)	12.0
BC Mining exploration tax credits received	0.0	0.0
Other	2.6	1.2
Total income tax expense	$ 1.4	$ 19.7